Quarterly Holdings Report
for

Fidelity® Mid Cap Value Index Fund

March 31, 2021

MCQ-QTLY-0521
1.9896347.101

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 0.2%
Lumen Technologies, Inc.	126,611	$1,690,257
Entertainment - 0.2%
Lions Gate Entertainment Corp.:
Class A (a)(b)	7,128	106,564
Class B (a)	12,812	165,275
Madison Square Garden Entertainment Corp. (a)	2,097	171,535
Madison Square Garden Sports Corp. (a)	2,144	384,762
Playtika Holding Corp.	4,466	121,520
Take-Two Interactive Software, Inc. (a)	964	170,339
Zynga, Inc. (a)	17,701	180,727
		1,300,722
Interactive Media & Services - 1.2%
Pinterest, Inc. Class A (a)	7,828	579,507
TripAdvisor, Inc. (a)	11,631	625,631
Twitter, Inc. (a)	90,175	5,737,834
Zillow Group, Inc.:
Class A (a)	6,150	807,987
Class C (a)(b)	14,786	1,916,857
		9,667,816
Media - 2.6%
Discovery Communications, Inc.:
Class A (a)(b)	17,802	773,675
Class C (non-vtg.) (a)	36,160	1,333,942
DISH Network Corp. Class A (a)	28,419	1,028,768
Fox Corp.:
Class A	38,842	1,402,585
Class B	18,069	631,150
Interpublic Group of Companies, Inc.	44,941	1,312,277
John Wiley & Sons, Inc. Class A	4,971	269,428
Liberty Broadband Corp.:
Class A (a)	3,035	440,530
Class C (a)	18,317	2,750,298
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	23,020	996,536
Liberty Media Class A (a)	2,787	106,519
Liberty SiriusXM Series A (a)	8,689	383,011
Liberty SiriusXM Series C (a)	17,524	772,984
News Corp.:
Class A	45,040	1,145,367
Class B	13,841	324,710
Nexstar Broadcasting Group, Inc. Class A	1,645	231,007
Omnicom Group, Inc.	24,598	1,823,942
Sirius XM Holdings, Inc.	50,685	308,672
The New York Times Co. Class A	18,858	954,592
ViacomCBS, Inc.:
Class A	1,224	57,736
Class B	64,976	2,930,418
		19,978,147
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	11,585	265,992
U.S. Cellular Corp. (a)	1,637	59,718
		325,710

TOTAL COMMUNICATION SERVICES		32,962,652

CONSUMER DISCRETIONARY - 12.5%
Auto Components - 1.0%
Aptiv PLC (a)	30,966	4,270,211
BorgWarner, Inc.	24,682	1,144,258
Gentex Corp.	28,327	1,010,424
Lear Corp.	6,921	1,254,431
		7,679,324
Automobiles - 0.9%
Ford Motor Co.	450,899	5,523,513
Harley-Davidson, Inc.	17,686	709,209
Thor Industries, Inc.	6,145	827,977
		7,060,699
Distributors - 0.4%
Genuine Parts Co.	16,241	1,877,297
LKQ Corp. (a)	34,990	1,481,127
		3,358,424
Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	2,098	359,702
Frontdoor, Inc. (a)	8,252	443,545
Graham Holdings Co.	449	252,536
Grand Canyon Education, Inc. (a)	5,409	579,304
H&R Block, Inc.	6,155	134,179
Service Corp. International	19,504	995,679
Terminix Global Holdings, Inc. (a)	15,321	730,352
		3,495,297
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	26,377	996,523
Carnival Corp.	70,132	1,861,303
Choice Hotels International, Inc.	4,024	431,735
Darden Restaurants, Inc.	15,032	2,134,544
Extended Stay America, Inc. unit	20,504	404,954
Hilton Worldwide Holdings, Inc.	31,551	3,815,147
Hyatt Hotels Corp. Class A	4,079	337,333
MGM Resorts International	54,401	2,066,694
Norwegian Cruise Line Holdings Ltd. (a)(b)	41,933	1,156,931
Planet Fitness, Inc. (a)	4,059	313,761
Royal Caribbean Cruises Ltd.	22,819	1,953,535
Six Flags Entertainment Corp.	8,849	411,213
Travel+Leisure Co.	9,720	594,475
Vail Resorts, Inc.	4,250	1,239,555
Wyndham Hotels & Resorts, Inc.	10,599	739,598
Wynn Resorts Ltd.	9,137	1,145,506
Yum China Holdings, Inc.	43,113	2,552,721
		22,155,528
Household Durables - 2.3%
D.R. Horton, Inc.	38,228	3,406,879
Garmin Ltd.	17,282	2,278,632
Leggett & Platt, Inc.	15,263	696,756
Lennar Corp.:
Class A	31,318	3,170,321
Class B	1,778	146,401
Mohawk Industries, Inc. (a)	6,712	1,290,785
Newell Brands, Inc.	44,396	1,188,925
NVR, Inc. (a)	347	1,634,693
PulteGroup, Inc.	30,912	1,621,025
Tempur Sealy International, Inc.	5,657	206,820
Toll Brothers, Inc.	12,973	735,958
Whirlpool Corp.	7,141	1,573,519
		17,950,714
Internet & Direct Marketing Retail - 0.5%
Expedia, Inc.	14,178	2,440,317
GrubHub, Inc. (a)	9,634	578,040
Qurate Retail, Inc. Series A	44,071	518,275
Wayfair LLC Class A (a)	715	225,046
		3,761,678
Leisure Products - 0.8%
Brunswick Corp.	9,121	869,870
Hasbro, Inc.	14,701	1,413,060
Mattel, Inc. (a)	16,004	318,800
Peloton Interactive, Inc. Class A (a)	22,253	2,502,127
Polaris, Inc.	6,025	804,338
		5,908,195
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	14,167	1,621,555
Kohl's Corp.	18,190	1,084,306
Nordstrom, Inc. (b)	12,634	478,450
Ollie's Bargain Outlet Holdings, Inc. (a)	706	61,422
		3,245,733
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	7,559	1,387,001
AutoNation, Inc. (a)	6,625	617,583
AutoZone, Inc. (a)	1,076	1,511,027
Best Buy Co., Inc.	21,608	2,480,814
Burlington Stores, Inc. (a)	799	238,741
CarMax, Inc. (a)	17,393	2,307,355
Dick's Sporting Goods, Inc.	7,211	549,118
Foot Locker, Inc.	11,970	673,313
Gap, Inc.	21,100	628,358
L Brands, Inc.	26,500	1,639,290
Leslie's, Inc.	5,328	130,483
Penske Automotive Group, Inc.	3,660	293,678
Petco Health & Wellness Co., Inc. (b)	3,102	68,740
Ulta Beauty, Inc. (a)	425	131,397
Vroom, Inc. (b)	2,391	93,225
Williams-Sonoma, Inc.	7,433	1,331,994
		14,082,117
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	16,575	845,325
Carter's, Inc.	4,960	441,093
Columbia Sportswear Co.	3,333	352,065
Hanesbrands, Inc.	40,082	788,413
PVH Corp.	8,117	857,967
Ralph Lauren Corp.	5,445	670,606
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	15,468	645,170
Tapestry, Inc.	31,959	1,317,030
Under Armour, Inc.:
Class A (sub. vtg.) (a)	21,889	485,060
Class C (non-vtg.) (a)	22,598	417,159
VF Corp.	35,101	2,805,272
		9,625,160

TOTAL CONSUMER DISCRETIONARY		98,322,869

CONSUMER STAPLES - 3.8%
Beverages - 0.2%
Brown-Forman Corp.:
Class A	733	46,670
Class B (non-vtg.)	3,073	211,945
Molson Coors Beverage Co. Class B	20,581	1,052,718
		1,311,333
Food & Staples Retailing - 0.7%
Albertsons Companies, Inc.	11,293	215,358
Casey's General Stores, Inc.	4,264	921,834
Grocery Outlet Holding Corp. (a)(b)	3,821	140,957
Kroger Co.	87,696	3,156,179
Sprouts Farmers Market LLC (a)	2,086	55,529
U.S. Foods Holding Corp. (a)	25,413	968,744
		5,458,601
Food Products - 2.6%
Archer Daniels Midland Co.	64,047	3,650,679
Beyond Meat, Inc. (a)(b)	1,186	154,322
Bunge Ltd.	15,680	1,242,954
Campbell Soup Co.	11,336	569,861
Conagra Brands, Inc.	56,384	2,120,038
Flowers Foods, Inc.	22,588	537,594
Hormel Foods Corp.	32,315	1,544,011
Ingredion, Inc.	7,762	697,959
Kellogg Co.	19,209	1,215,930
Lamb Weston Holdings, Inc.	12,999	1,007,163
McCormick & Co., Inc. (non-vtg.)	12,663	1,129,033
Pilgrim's Pride Corp. (a)	4,042	96,159
Post Holdings, Inc. (a)	6,952	734,965
Seaboard Corp.	29	107,010
The Hain Celestial Group, Inc. (a)	9,847	429,329
The Hershey Co.	3,875	612,870
The J.M. Smucker Co.	12,771	1,615,915
TreeHouse Foods, Inc. (a)	6,443	336,582
Tyson Foods, Inc. Class A	33,234	2,469,286
		20,271,660
Household Products - 0.2%
Clorox Co.	4,267	823,019
Energizer Holdings, Inc.	1,574	74,702
Reynolds Consumer Products, Inc. (b)	4,021	119,745
Spectrum Brands Holdings, Inc.	4,865	413,525
		1,430,991
Personal Products - 0.1%
Coty, Inc. Class A	32,882	296,267
Herbalife Nutrition Ltd. (a)	9,016	399,950
Nu Skin Enterprises, Inc. Class A	5,761	304,699
		1,000,916

TOTAL CONSUMER STAPLES		29,473,501

ENERGY - 4.2%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	75,892	1,640,026
Halliburton Co.	102,586	2,201,496
Helmerich & Payne, Inc.	11,904	320,932
NOV, Inc.	44,976	617,071
		4,779,525
Oil, Gas & Consumable Fuels - 3.6%
Antero Midstream GP LP	32,819	296,356
APA Corp.	43,683	781,926
Cabot Oil & Gas Corp.	45,344	851,560
Cimarex Energy Co.	11,633	690,884
Continental Resources, Inc. (a)	8,654	223,879
Devon Energy Corp.	68,159	1,489,274
Diamondback Energy, Inc.	19,610	1,441,139
EQT Corp.	31,798	590,807
Equitrans Midstream Corp.	42,335	345,454
Hess Corp.	31,763	2,247,550
HollyFrontier Corp.	17,272	617,992
Marathon Oil Corp.	91,141	973,386
Marathon Petroleum Corp.	74,825	4,002,389
Murphy Oil Corp. (b)	16,716	274,310
Occidental Petroleum Corp.	97,075	2,584,137
ONEOK, Inc.	51,208	2,594,197
Pioneer Natural Resources Co.	23,333	3,705,747
Targa Resources Corp.	26,146	830,136
The Williams Companies, Inc.	140,537	3,329,322
		27,870,445

TOTAL ENERGY		32,649,970

FINANCIALS - 15.9%
Banks - 5.0%
Associated Banc-Corp.	17,327	369,758
Bank of Hawaii Corp.	4,507	403,331
Bank OZK	13,998	571,818
BOK Financial Corp.	3,598	321,373
Citizens Financial Group, Inc.	49,240	2,173,946
Comerica, Inc.	16,091	1,154,368
Commerce Bancshares, Inc.	12,212	935,561
Cullen/Frost Bankers, Inc.	6,469	703,568
East West Bancorp, Inc.	16,298	1,202,792
Fifth Third Bancorp	82,175	3,077,454
First Citizens Bancshares, Inc.	730	610,112
First Hawaiian, Inc.	15,061	412,220
First Horizon National Corp.	63,088	1,066,818
First Republic Bank	19,964	3,328,997
FNB Corp., Pennsylvania	37,469	475,856
Huntington Bancshares, Inc.	116,728	1,834,964
KeyCorp	112,304	2,243,834
M&T Bank Corp.	14,809	2,245,192
PacWest Bancorp	13,533	516,284
Peoples United Financial, Inc.	48,943	876,080
Pinnacle Financial Partners, Inc.	8,543	757,422
Popular, Inc.	9,595	674,720
Prosperity Bancshares, Inc.	10,314	772,415
Regions Financial Corp.	111,029	2,293,859
Signature Bank	6,499	1,469,424
Sterling Bancorp	22,398	515,602
SVB Financial Group (a)	5,943	2,933,821
Synovus Financial Corp.	16,905	773,404
TCF Financial Corp.	17,435	810,030
Umpqua Holdings Corp.	25,173	441,786
Webster Financial Corp.	10,368	571,380
Western Alliance Bancorp.	11,297	1,066,889
Wintrust Financial Corp.	6,522	494,368
Zions Bancorp NA	18,691	1,027,257
		39,126,703
Capital Markets - 3.5%
Affiliated Managers Group, Inc.	5,202	775,254
Ameriprise Financial, Inc.	13,638	3,170,153
Apollo Global Management LLC Class A	9,949	467,702
Carlyle Group LP	12,355	454,170
Cboe Global Markets, Inc.	9,754	962,622
Evercore, Inc. Class A	4,564	601,261
Franklin Resources, Inc.	31,944	945,542
Interactive Brokers Group, Inc.	8,483	619,598
Invesco Ltd.	43,581	1,099,113
KKR & Co. LP	62,800	3,067,780
Lazard Ltd. Class A	11,655	507,109
LPL Financial	8,359	1,188,315
Morningstar, Inc.	392	88,216
NASDAQ, Inc.	13,227	1,950,453
Northern Trust Corp.	22,209	2,334,388
Raymond James Financial, Inc.	14,179	1,737,778
SEI Investments Co.	13,023	793,491
State Street Corp.	40,691	3,418,451
T. Rowe Price Group, Inc.	19,510	3,347,916
Tradeweb Markets, Inc. Class A	1,411	104,414
Virtu Financial, Inc. Class A	773	24,002
		27,657,728
Consumer Finance - 1.2%
Ally Financial, Inc.	43,143	1,950,495
Credit Acceptance Corp. (a)(b)	1,012	364,553
Discover Financial Services	35,426	3,365,116
LendingTree, Inc. (a)	62	13,206
OneMain Holdings, Inc.	8,435	453,128
Santander Consumer U.S.A. Holdings, Inc.	8,308	224,814
SLM Corp.	33,302	598,437
Synchrony Financial	67,394	2,740,240
Upstart Holdings, Inc. (b)	1,238	159,529
		9,869,518
Diversified Financial Services - 0.4%
Equitable Holdings, Inc.	46,415	1,514,057
Jefferies Financial Group, Inc.	25,604	770,680
Voya Financial, Inc.	14,285	909,097
		3,193,834
Insurance - 5.1%
Alleghany Corp.	1,438	900,605
American Financial Group, Inc.	8,236	939,728
American National Group, Inc.	832	89,748
Arch Capital Group Ltd. (a)	45,433	1,743,264
Arthur J. Gallagher & Co.	22,070	2,753,674
Assurant, Inc.	6,788	962,335
Assured Guaranty Ltd.	9,030	381,788
Athene Holding Ltd. (a)	13,128	661,651
Axis Capital Holdings Ltd.	8,776	435,026
Brighthouse Financial, Inc. (a)	10,231	452,722
Brown & Brown, Inc.	25,805	1,179,547
Cincinnati Financial Corp.	17,312	1,784,694
CNA Financial Corp.	3,171	141,522
Erie Indemnity Co. Class A	1,229	271,498
Everest Re Group Ltd.	4,552	1,128,031
First American Financial Corp.	12,536	710,164
FNF Group	31,752	1,291,036
Globe Life, Inc.	11,910	1,150,863
GoHealth, Inc. (a)	4,492	52,511
Hanover Insurance Group, Inc.	4,200	543,732
Hartford Financial Services Group, Inc.	41,335	2,760,765
Kemper Corp.	7,145	569,599
Lemonade, Inc. (a)(b)	3,853	358,830
Lincoln National Corp.	19,497	1,214,078
Loews Corp.	26,212	1,344,151
Markel Corp. (a)	1,563	1,781,226
Mercury General Corp.	3,195	194,288
Old Republic International Corp.	32,745	715,151
Primerica, Inc.	1,710	252,772
Principal Financial Group, Inc.	31,362	1,880,466
Prudential Financial, Inc.	45,705	4,163,726
Reinsurance Group of America, Inc.	7,829	986,845
RenaissanceRe Holdings Ltd.	3,878	621,450
Unum Group	23,511	654,311
W.R. Berkley Corp.	16,088	1,212,231
White Mountains Insurance Group Ltd.	345	384,641
Willis Towers Watson PLC	14,879	3,405,506
		40,074,175
Mortgage Real Estate Investment Trusts - 0.5%
AGNC Investment Corp.	62,249	1,043,293
Annaly Capital Management, Inc.	162,088	1,393,957
New Residential Investment Corp.	48,053	540,596
Starwood Property Trust, Inc.	31,608	781,982
		3,759,828
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp.	39,052	540,870
New York Community Bancorp, Inc.	52,045	656,808
TFS Financial Corp.	5,503	112,096
		1,309,774

TOTAL FINANCIALS		124,991,560

HEALTH CARE - 7.3%
Biotechnology - 0.8%
Acceleron Pharma, Inc. (a)	347	47,057
Agios Pharmaceuticals, Inc. (a)	6,351	327,966
Alexion Pharmaceuticals, Inc. (a)	20,821	3,183,739
Alkermes PLC (a)	18,034	336,875
BioMarin Pharmaceutical, Inc. (a)	1,894	143,016
bluebird bio, Inc. (a)	4,114	124,037
Exact Sciences Corp. (a)	2,228	293,606
Exelixis, Inc. (a)	22,757	514,081
Ionis Pharmaceuticals, Inc. (a)	7,581	340,842
Sage Therapeutics, Inc. (a)	5,504	411,974
Sana Biotechnology, Inc. (b)	841	28,148
United Therapeutics Corp. (a)	5,037	842,539
		6,593,880
Health Care Equipment & Supplies - 1.9%
Dentsply Sirona, Inc.	25,277	1,612,925
Envista Holdings Corp. (a)	18,455	752,964
Globus Medical, Inc. (a)	8,735	538,687
Haemonetics Corp. (a)	380	42,184
Hill-Rom Holdings, Inc.	6,819	753,363
Hologic, Inc. (a)	8,970	667,189
ICU Medical, Inc. (a)	1,631	335,073
Integra LifeSciences Holdings Corp. (a)	8,275	571,720
STERIS PLC	9,207	1,753,749
Tandem Diabetes Care, Inc. (a)	740	65,305
Teleflex, Inc.	1,997	829,674
The Cooper Companies, Inc.	4,951	1,901,630
Varian Medical Systems, Inc. (a)	9,256	1,633,962
Zimmer Biomet Holdings, Inc.	23,951	3,834,076
		15,292,501
Health Care Providers & Services - 1.5%
Acadia Healthcare Co., Inc. (a)	10,161	580,600
AmerisourceBergen Corp.	8,772	1,035,710
DaVita HealthCare Partners, Inc. (a)	7,165	772,172
Encompass Health Corp.	6,234	510,565
Henry Schein, Inc. (a)	16,479	1,141,006
Laboratory Corp. of America Holdings (a)	10,594	2,701,788
McKesson Corp.	4,692	915,128
Molina Healthcare, Inc. (a)	2,230	521,285
Oak Street Health, Inc. (a)(b)	4,822	261,690
Premier, Inc.	14,097	477,183
Quest Diagnostics, Inc.	15,451	1,982,981
Signify Health, Inc.	767	22,442
Universal Health Services, Inc. Class B	8,507	1,134,749
		12,057,299
Health Care Technology - 0.1%
American Well Corp. (b)	1,964	34,115
Certara, Inc.	2,324	63,445
Change Healthcare, Inc. (a)	7,251	160,247
Teladoc Health, Inc. (a)(b)	800	145,400
		403,207
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	32,257	4,101,155
Berkeley Lights, Inc. (a)	1,266	63,591
Bio-Rad Laboratories, Inc. Class A (a)	2,445	1,396,511
Bio-Techne Corp.	260	99,302
Bruker Corp.	6,898	443,403
Charles River Laboratories International, Inc. (a)	629	182,303
IQVIA Holdings, Inc. (a)	13,655	2,637,327
Maravai LifeSciences Holdings, Inc.	2,120	75,557
Mettler-Toledo International, Inc. (a)	161	186,066
PerkinElmer, Inc.	10,390	1,332,933
PPD, Inc. (a)	2,768	104,741
PRA Health Sciences, Inc. (a)	1,060	162,530
QIAGEN NV (a)	26,047	1,268,228
Sotera Health Co.	4,293	107,153
Syneos Health, Inc. (a)	8,447	640,705
Waters Corp. (a)	6,551	1,861,598
		14,663,103
Pharmaceuticals - 1.1%
Catalent, Inc. (a)	18,802	1,980,039
Elanco Animal Health, Inc. (a)	52,561	1,547,921
Horizon Therapeutics PLC (a)	1,627	149,749
Jazz Pharmaceuticals PLC (a)	6,366	1,046,379
Nektar Therapeutics (a)(b)	20,157	403,140
Perrigo Co. PLC	15,842	641,126
Reata Pharmaceuticals, Inc. (a)(b)	309	30,807
Royalty Pharma PLC (b)	21,273	927,928
Viatris, Inc. (a)	139,565	1,949,723
		8,676,812

TOTAL HEALTH CARE		57,686,802

INDUSTRIALS - 17.6%
Aerospace & Defense - 1.4%
BWX Technologies, Inc.	3,984	262,705
Curtiss-Wright Corp.	4,760	564,536
HEICO Corp.	992	124,794
HEICO Corp. Class A	1,758	199,709
Hexcel Corp. (a)	9,554	535,024
Howmet Aerospace, Inc. (a)	45,639	1,466,381
Huntington Ingalls Industries, Inc.	4,148	853,866
Mercury Systems, Inc. (a)	1,144	80,824
Spirit AeroSystems Holdings, Inc. Class A	12,142	590,708
Teledyne Technologies, Inc. (a)	4,194	1,734,848
Textron, Inc.	26,326	1,476,362
TransDigm Group, Inc. (a)	4,753	2,794,384
Virgin Galactic Holdings, Inc. (a)(b)	1,057	32,376
		10,716,517
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	12,922	1,233,146
Expeditors International of Washington, Inc.	7,552	813,275
XPO Logistics, Inc. (a)	9,977	1,230,164
		3,276,585
Airlines - 1.7%
Alaska Air Group, Inc.	14,043	971,916
American Airlines Group, Inc. (a)	71,425	1,707,058
Copa Holdings SA Class A	3,574	288,743
Delta Air Lines, Inc.	73,725	3,559,443
JetBlue Airways Corp. (a)	36,339	739,135
Southwest Airlines Co.	68,120	4,159,407
United Airlines Holdings, Inc. (a)	36,017	2,072,418
		13,498,120
Building Products - 2.6%
A.O. Smith Corp.	15,349	1,037,746
Allegion PLC	3,727	468,186
Armstrong World Industries, Inc.	3,435	309,459
Carrier Global Corp.	64,352	2,716,941
Fortune Brands Home & Security, Inc.	15,916	1,525,071
Johnson Controls International PLC	84,067	5,016,278
Lennox International, Inc.	3,995	1,244,802
Masco Corp.	29,576	1,771,602
Owens Corning	12,346	1,136,943
The AZEK Co., Inc.	8,763	368,484
Trane Technologies PLC	27,617	4,572,271
		20,167,783
Commercial Services & Supplies - 0.7%
ADT, Inc.	17,382	146,704
Cintas Corp.	1,166	397,967
Clean Harbors, Inc. (a)	5,957	500,745
Driven Brands Holdings, Inc.	3,704	94,156
IAA Spinco, Inc. (a)	11,838	652,747
MSA Safety, Inc.	3,282	492,366
Republic Services, Inc.	24,267	2,410,926
Rollins, Inc.	3,134	107,872
Stericycle, Inc. (a)	10,567	713,378
		5,516,861
Construction & Engineering - 0.4%
AECOM (a)	16,299	1,044,929
Quanta Services, Inc.	12,619	1,110,220
Valmont Industries, Inc.	2,427	576,825
		2,731,974
Electrical Equipment - 1.3%
Acuity Brands, Inc.	4,136	682,440
AMETEK, Inc.	26,496	3,384,334
Array Technologies, Inc.	13,116	391,119
Generac Holdings, Inc. (a)	626	204,984
GrafTech International Ltd.	19,708	241,029
Hubbell, Inc. Class B	6,246	1,167,315
nVent Electric PLC	18,024	503,050
Regal Beloit Corp.	4,647	663,034
Rockwell Automation, Inc.	6,889	1,828,616
Sensata Technologies, Inc. PLC (a)	17,827	1,033,075
Shoals Technologies Group, Inc.	9,340	324,845
		10,423,841
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	6,075	999,824
Machinery - 5.6%
AGCO Corp.	7,139	1,025,517
Allison Transmission Holdings, Inc.	4,614	188,390
Colfax Corp. (a)	12,812	561,294
Crane Co.	5,632	528,901
Cummins, Inc.	17,043	4,416,012
Donaldson Co., Inc.	13,150	764,804
Dover Corp.	16,588	2,274,712
Flowserve Corp.	14,932	579,511
Fortive Corp.	34,377	2,428,391
Gates Industrial Corp. PLC (a)	7,516	120,181
Graco, Inc.	9,528	682,395
IDEX Corp.	8,707	1,822,549
Ingersoll Rand, Inc. (a)	40,064	1,971,549
ITT, Inc.	9,994	908,555
Lincoln Electric Holdings, Inc.	3,782	464,959
Middleby Corp. (a)	6,362	1,054,502
Nordson Corp.	1,214	241,198
Oshkosh Corp.	7,834	929,582
Otis Worldwide Corp.	47,174	3,229,060
PACCAR, Inc.	39,215	3,643,858
Parker Hannifin Corp.	14,800	4,668,364
Pentair PLC	19,071	1,188,505
Snap-On, Inc.	6,215	1,434,049
Stanley Black & Decker, Inc.	17,818	3,557,720
Timken Co.	7,329	594,895
Toro Co.	1,193	123,046
Trinity Industries, Inc.	10,118	288,262
Westinghouse Air Brake Co.	20,914	1,655,552
Woodward, Inc.	6,516	786,025
Xylem, Inc.	20,675	2,174,597
		44,306,935
Marine - 0.1%
Kirby Corp. (a)	6,893	415,510
Professional Services - 1.4%
CACI International, Inc. Class A (a)	2,408	593,957
CoreLogic, Inc.	7,997	633,762
Dun & Bradstreet Holdings, Inc. (a)	8,211	195,504
Equifax, Inc.	3,612	654,242
FTI Consulting, Inc. (a)	4,070	570,248
IHS Markit Ltd.	20,894	2,022,121
Jacobs Engineering Group, Inc.	14,956	1,933,362
Leidos Holdings, Inc.	14,045	1,352,253
Manpower, Inc.	6,696	662,234
Nielsen Holdings PLC	41,222	1,036,733
Robert Half International, Inc.	12,739	994,534
Science Applications International Corp.	5,850	489,002
TransUnion Holding Co., Inc.	1,906	171,540
		11,309,492
Road & Rail - 1.1%
AMERCO	1,030	630,978
J.B. Hunt Transport Services, Inc.	7,078	1,189,599
Kansas City Southern	10,480	2,765,882
Knight-Swift Transportation Holdings, Inc. Class A	14,476	696,151
Landstar System, Inc.	808	133,368
Lyft, Inc. (a)	29,128	1,840,307
Old Dominion Freight Lines, Inc.	1,564	376,001
Ryder System, Inc.	6,065	458,817
Schneider National, Inc. Class B	6,645	165,926
		8,257,029
Trading Companies & Distributors - 0.8%
Air Lease Corp. Class A	12,308	603,092
Fastenal Co.	12,519	629,455
MSC Industrial Direct Co., Inc. Class A	5,322	479,991
United Rentals, Inc. (a)	8,324	2,741,176
Univar, Inc. (a)	19,312	415,980
W.W. Grainger, Inc.	1,344	538,850
Watsco, Inc.	3,767	982,245
		6,390,789
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	8,416	267,713

TOTAL INDUSTRIALS		138,278,973

INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	1,195	360,759
Ciena Corp. (a)	17,703	968,708
CommScope Holding Co., Inc. (a)	21,045	323,251
EchoStar Holding Corp. Class A (a)	5,403	129,672
F5 Networks, Inc. (a)	7,140	1,489,547
Juniper Networks, Inc.	38,069	964,288
Lumentum Holdings, Inc. (a)	7,821	714,448
Motorola Solutions, Inc.	17,669	3,322,655
Ubiquiti, Inc.	176	52,501
ViaSat, Inc. (a)(b)	6,774	325,626
		8,651,455
Electronic Equipment & Components - 2.2%
Amphenol Corp. Class A	27,446	1,810,613
Arrow Electronics, Inc. (a)	8,527	944,962
Avnet, Inc.	11,337	470,599
Coherent, Inc. (a)	479	121,134
Corning, Inc.	86,678	3,771,360
Dolby Laboratories, Inc. Class A	6,533	644,938
FLIR Systems, Inc.	15,089	852,076
IPG Photonics Corp. (a)	3,838	809,588
Jabil, Inc.	13,769	718,191
Keysight Technologies, Inc. (a)	14,369	2,060,515
Littelfuse, Inc.	2,728	721,392
National Instruments Corp.	14,922	644,407
SYNNEX Corp.	4,805	551,806
Trimble, Inc. (a)	28,834	2,242,997
Vontier Corp. (a)	17,672	534,931
Zebra Technologies Corp. Class A (a)	524	254,234
		17,153,743
IT Services - 1.3%
Akamai Technologies, Inc. (a)	3,221	328,220
Alliance Data Systems Corp.	5,413	606,743
Amdocs Ltd.	14,941	1,048,111
BigCommerce Holdings, Inc. (a)(b)	833	48,147
Concentrix Corp. (a)	4,806	719,554
DXC Technology Co.	29,336	917,043
Euronet Worldwide, Inc. (a)	5,815	804,215
Genpact Ltd.	13,145	562,869
Jack Henry & Associates, Inc.	1,896	287,661
Paychex, Inc.	7,806	765,144
Sabre Corp. (b)	36,381	538,803
The Western Union Co.	38,223	942,579
Twilio, Inc. Class A (a)	2,798	953,446
VeriSign, Inc. (a)	4,759	945,899
WEX, Inc. (a)	4,656	974,128
		10,442,562
Semiconductors & Semiconductor Equipment - 2.3%
Allegro MicroSystems LLC (a)	3,079	78,053
Cirrus Logic, Inc. (a)	6,681	566,482
Cree, Inc. (a)	12,769	1,380,712
Entegris, Inc.	966	107,999
First Solar, Inc. (a)	10,618	926,951
Marvell Technology Group Ltd.	77,044	3,773,615
Maxim Integrated Products, Inc.	20,505	1,873,542
Microchip Technology, Inc.	7,226	1,121,620
MKS Instruments, Inc.	1,549	287,216
ON Semiconductor Corp. (a)	46,878	1,950,594
Qorvo, Inc. (a)	13,195	2,410,727
Skyworks Solutions, Inc.	19,059	3,496,945
		17,974,456
Software - 1.1%
2U, Inc. (a)(b)	5,434	207,742
Aspen Technology, Inc. (a)	518	74,763
C3.Ai, Inc. (b)	298	19,641
CDK Global, Inc.	12,346	667,425
Ceridian HCM Holding, Inc. (a)	3,967	334,299
Citrix Systems, Inc.	10,394	1,458,902
Crowdstrike Holdings, Inc. (a)	4,924	898,679
Datto Holding Corp. (b)	1,375	31,501
Duck Creek Technologies, Inc. (a)(b)	1,390	62,745
FireEye, Inc. (a)	19,979	390,989
Guidewire Software, Inc. (a)	7,905	803,385
Jamf Holding Corp. (a)	2,386	84,274
JFrog Ltd. (b)	259	11,492
Manhattan Associates, Inc. (a)	770	90,383
McAfee Corp.	2,053	46,685
nCino, Inc. (a)(b)	883	58,914
Nuance Communications, Inc. (a)	33,007	1,440,425
Pegasystems, Inc.	449	51,339
RealPage, Inc. (a)	1,247	108,738
SolarWinds, Inc. (a)(b)	5,247	91,508
SS&C Technologies Holdings, Inc.	20,604	1,439,601
Synopsys, Inc. (a)	1,259	311,955
Teradata Corp. (a)	2,857	110,109
Unity Software, Inc. (b)	556	55,772
		8,851,266
Technology Hardware, Storage & Peripherals - 1.5%
Hewlett Packard Enterprise Co.	149,189	2,348,235
HP, Inc.	149,259	4,738,973
NCR Corp. (a)	14,881	564,734
NetApp, Inc.	11,736	852,855
Pure Storage, Inc. Class A (a)	12,142	261,539
Western Digital Corp.	35,220	2,350,935
Xerox Holdings Corp.	19,510	473,508
		11,590,779

TOTAL INFORMATION TECHNOLOGY		74,664,261

MATERIALS - 7.7%
Chemicals - 3.8%
Albemarle Corp. U.S.	13,384	1,955,536
Ashland Global Holdings, Inc.	6,411	569,104
Axalta Coating Systems Ltd. (a)	24,352	720,332
Cabot Corp.	6,424	336,875
Celanese Corp. Class A	13,137	1,968,054
CF Industries Holdings, Inc.	24,702	1,120,977
Corteva, Inc.	86,711	4,042,467
Eastman Chemical Co.	15,669	1,725,470
Element Solutions, Inc.	25,163	460,231
FMC Corp.	12,022	1,329,753
Huntsman Corp.	23,160	667,703
International Flavors & Fragrances, Inc.	28,802	4,021,047
LyondellBasell Industries NV Class A	29,645	3,084,562
NewMarket Corp.	133	50,561
Olin Corp.	16,504	626,657
PPG Industries, Inc.	27,265	4,096,839
RPM International, Inc.	2,406	220,991
The Chemours Co. LLC	18,893	527,304
The Mosaic Co.	39,934	1,262,314
The Scotts Miracle-Gro Co. Class A	288	70,551
Valvoline, Inc.	21,030	548,252
W.R. Grace & Co.	4,195	251,113
Westlake Chemical Corp.	3,870	343,617
		30,000,310
Construction Materials - 0.7%
Eagle Materials, Inc.	4,754	638,985
Martin Marietta Materials, Inc.	7,179	2,410,852
Vulcan Materials Co.	15,271	2,576,981
		5,626,818
Containers & Packaging - 1.8%
Amcor PLC	154,898	1,809,209
Aptargroup, Inc.	7,417	1,050,766
Ardagh Group SA	2,088	53,056
Avery Dennison Corp.	5,655	1,038,541
Ball Corp.	2,362	200,156
Berry Global Group, Inc. (a)	10,242	628,859
Crown Holdings, Inc.	13,435	1,303,732
Graphic Packaging Holding Co.	24,095	437,565
International Paper Co.	45,451	2,457,536
Packaging Corp. of America	10,817	1,454,670
Sealed Air Corp.	17,974	823,569
Silgan Holdings, Inc.	9,121	383,356
Sonoco Products Co.	11,569	732,318
WestRock Co.	30,127	1,568,110
		13,941,443
Metals & Mining - 1.4%
Freeport-McMoRan, Inc.	167,626	5,519,924
Nucor Corp.	34,821	2,795,082
Reliance Steel & Aluminum Co.	7,317	1,114,306
Royal Gold, Inc.	2,157	232,136
Steel Dynamics, Inc.	23,170	1,176,109
		10,837,557

TOTAL MATERIALS		60,406,128

REAL ESTATE - 9.8%
Equity Real Estate Investment Trusts (REITs) - 9.2%
Alexandria Real Estate Equities, Inc.	15,680	2,576,224
American Campus Communities, Inc.	15,816	682,777
American Homes 4 Rent Class A	31,527	1,051,110
Americold Realty Trust	24,756	952,363
Apartment Income (REIT) Corp.	17,112	731,709
Apartment Investment & Management Co. Class A	16,684	102,440
Apple Hospitality (REIT), Inc.	24,272	353,643
AvalonBay Communities, Inc.	16,273	3,002,531
Boston Properties, Inc.	17,983	1,820,959
Brandywine Realty Trust (SBI)	19,617	253,255
Brixmor Property Group, Inc.	34,246	692,797
Brookfield Property REIT, Inc. Class A	439	7,880
Camden Property Trust (SBI)	10,902	1,198,239
CoreSite Realty Corp.	1,477	177,018
Corporate Office Properties Trust (SBI)	12,864	338,709
Cousins Properties, Inc.	16,984	600,384
CubeSmart	22,346	845,349
CyrusOne, Inc.	13,906	941,714
Douglas Emmett, Inc.	19,088	599,363
Duke Realty Corp.	42,548	1,784,038
Empire State Realty Trust, Inc.	16,233	180,673
EPR Properties	8,569	399,230
Equity Commonwealth	13,464	374,299
Equity Lifestyle Properties, Inc.	11,851	754,198
Equity Residential (SBI)	42,509	3,044,920
Essex Property Trust, Inc.	7,539	2,049,402
Extra Space Storage, Inc.	4,392	582,160
Federal Realty Investment Trust (SBI)	8,834	896,209
First Industrial Realty Trust, Inc.	14,799	677,646
Gaming & Leisure Properties	25,095	1,064,781
Healthcare Trust of America, Inc.	25,109	692,506
Healthpeak Properties, Inc.	62,299	1,977,370
Highwoods Properties, Inc. (SBI)	11,938	512,618
Host Hotels & Resorts, Inc.	80,818	1,361,783
Hudson Pacific Properties, Inc.	17,408	472,279
Invitation Homes, Inc.	64,852	2,074,615
Iron Mountain, Inc.	13,700	507,037
JBG SMITH Properties	14,114	448,684
Kilroy Realty Corp.	13,442	882,198
Kimco Realty Corp.	47,722	894,788
Lamar Advertising Co. Class A	9,929	932,532
Life Storage, Inc.	8,547	734,615
Medical Properties Trust, Inc.	66,277	1,410,375
Mid-America Apartment Communities, Inc.	13,157	1,899,345
National Retail Properties, Inc.	19,997	881,268
Omega Healthcare Investors, Inc.	26,495	970,512
Outfront Media, Inc.	16,629	363,011
Paramount Group, Inc.	21,674	219,558
Park Hotels & Resorts, Inc.	27,206	587,105
Rayonier, Inc.	15,255	491,974
Realty Income Corp.	43,225	2,744,788
Regency Centers Corp.	19,478	1,104,597
Rexford Industrial Realty, Inc.	15,182	765,173
Simon Property Group, Inc.	8,054	916,304
SL Green Realty Corp.	8,127	568,809
Spirit Realty Capital, Inc.	13,208	561,340
Store Capital Corp.	27,899	934,617
Sun Communities, Inc.	12,227	1,834,539
UDR, Inc.	33,859	1,485,056
Ventas, Inc.	43,140	2,301,088
VEREIT, Inc.	25,280	976,314
VICI Properties, Inc. (b)	61,772	1,744,441
Vornado Realty Trust	20,300	921,417
Weingarten Realty Investors (SBI)	13,873	373,322
Welltower, Inc.	48,345	3,462,952
Weyerhaeuser Co.	86,344	3,073,846
WP Carey, Inc.	20,085	1,421,215
		72,240,011
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	38,570	3,051,273
Howard Hughes Corp. (a)	4,499	427,990
Jones Lang LaSalle, Inc. (a)	5,955	1,066,183
		4,545,446

TOTAL REAL ESTATE		76,785,457

UTILITIES - 7.2%
Electric Utilities - 3.3%
Alliant Energy Corp.	28,866	1,563,383
Avangrid, Inc. (b)	6,456	321,573
Edison International	41,349	2,423,051
Entergy Corp.	23,228	2,310,489
Evergy, Inc.	26,168	1,557,781
Eversource Energy	39,698	3,437,450
FirstEnergy Corp.	62,687	2,174,612
Hawaiian Electric Industries, Inc.	12,421	551,865
IDACORP, Inc.	5,838	583,625
NRG Energy, Inc.	18,383	693,591
OGE Energy Corp.	23,109	747,807
PG&E Corp. (a)	153,074	1,792,497
Pinnacle West Capital Corp.	13,010	1,058,364
PPL Corp.	89,057	2,568,404
Xcel Energy, Inc.	60,760	4,041,148
		25,825,640
Gas Utilities - 0.4%
Atmos Energy Corp.	14,674	1,450,525
National Fuel Gas Co.	10,071	503,449
UGI Corp.	23,998	984,158
		2,938,132
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	76,440	2,049,356
Vistra Corp.	56,419	997,488
		3,046,844
Multi-Utilities - 2.6%
Ameren Corp.	28,469	2,316,238
CenterPoint Energy, Inc.	58,171	1,317,573
CMS Energy Corp.	33,009	2,020,811
Consolidated Edison, Inc.	39,652	2,965,970
DTE Energy Co.	22,198	2,955,442
MDU Resources Group, Inc.	23,048	728,547
NiSource, Inc.	44,265	1,067,229
Public Service Enterprise Group, Inc.	58,380	3,515,060
WEC Energy Group, Inc.	36,517	3,417,626
		20,304,496
Water Utilities - 0.5%
American Water Works Co., Inc.	20,948	3,140,524
Essential Utilities, Inc.	25,889	1,158,533
		4,299,057

TOTAL UTILITIES		56,414,169

TOTAL COMMON STOCKS
(Cost $588,597,326)		782,636,342

Money Market Funds - 2.6%
Fidelity Cash Central Fund 0.06% (c)	9,192,755	9,194,593
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	10,922,158	10,923,250
TOTAL MONEY MARKET FUNDS
(Cost $20,117,843)		20,117,843
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $608,715,169)		802,754,185
NET OTHER ASSETS (LIABILITIES) - (2.3)%(e)		(17,780,191)
NET ASSETS - 100%		$784,973,994

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	8	June 2021	$2,084,240	$52,105	$52,105

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $108,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,825
Fidelity Securities Lending Cash Central Fund	26,166
Total	$28,991

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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